Shareholder Report, Holdings (Details)	May 31, 2024
LIQUID ASSETS PORTFOLIO (NILAP) | US Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
LIQUID ASSETS PORTFOLIO (NILAP) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
LIQUID ASSETS PORTFOLIO (NILAP) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.30%
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX) | US Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX) | US Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX) | US Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
TREASURY PORTFOLIO (SHARES/NITXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
TREASURY PORTFOLIO (SHARES/NITXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX) | US Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX) | US Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%